Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 68,724	$ 5,608
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	1,427	658
Bad debt expense		(69)
Realized loss on disposal of assets	78	14
Accretion of debt financing costs	22	34
Unrealized forward contract gain	(866)
Stock compensation expense	3,399
Stock compensation expense related to reverse recapitalization	12,035
Gain on settlement of contingent consideration derivative	(37,200)
Deferred taxes	(41,303)	(182)
Changes in operating assets and liabilities:
Accounts receivable	(8,550)	(2,585)
Inventory	(20,700)	(6,757)
Prepaid expenses and other assets	(942)	(1,405)
Accounts payable	7,764	2,150
Accrued expenses	1,013	1,423
Deferred revenue	1,711
Other current liabilities	21	35
Net cash used in operating activities	(13,367)	(1,076)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(7,035)	(3,410)
Proceeds from the sale of property, plant and equipment	19	23
Net cash used in investing activities	(7,016)	(3,387)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in line of credit	(10,054)	2,992
Borrowings of notes payable to related parties		342
Repayments of notes payable to related parties	(733)	(232)
Borrowings of notes payable	29	999
Repayments of notes payable	(1,199)	(1,052)
Capital contributions	9,498	6,000
Proceeds from warrant exercises	53,017
Proceeds from reverse recapitalization transaction	187,194
Payment of distribution to Myjojo (Delaware) stockholders in connection with Merger	(75,000)
Transaction costs, net of tax	(7,227)
Payment of distributions	(8,097)	(250)
Net cash provided by financing activities	147,428	8,799
NET INCREASE IN CASH	127,045	4,336
EFFECT OF EXCHANGE RATE ON CASH	(3)	(135)
CASH AT BEGINNING OF YEAR	4,537	336
CASH AT END OF YEAR	131,579	4,537
Cash paid for
Interest	258	645
Noncash investing and financing activities
Distributions		1,867
Warrants	13,542
Capital expenditures included in accounts payable	$ 1,555	$ 291